Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity

9 – Stockholders’ Equity

The Company is authorized to issue an aggregate of 220,000,000 shares of capital stock, par value $0.001 per share, consisting of 200,000,000 shares of common stock and 20,000,000 shares of preferred stock.

Unless otherwise noted, all references to shares and per share amounts for all periods presented in the accompanying unaudited financial statements and notes thereto have been adjusted retrospectively, to reflect a 1-for-100 reverse stock split, which was effective at 5:00 p.m. Pacific Time on October 8, 2024. See Note 13 – “Subsequent Events” in this Quarterly Report for additional information about the Reverse Stock Split (as defined in Note 13 below).

As of September 30, 2024, of the 50,000,000 Units sold in the August 2024 Public Offering at $0.20 per unit (Pre-Reverse Stock Split), 500,000 shares of common stock (post-Reverse Stock Split) were issued, as all 16,598,000 Pre-Funded Warrants have been exercised.

Prior to the Company’s payoff of the 3i Note in connection with the closing of the August 2024 Public Offering, the Company had issued 415 shares of common stock (post-Reverse Stock Split) for the payment of $90,840 in interest. As of September 30, 2024, the Company has sold 4,336 shares of common stock (post-Reverse Stock Split) for an aggregate amount of $828,492, of which $434,958 was used to repay a portion of the balance under the 3i Note, consisting of $380,042 to the loan principal, $34,204 to interest and $20,712 as a redemption premium.

On May 2, 2024, at the closing price of $209.00 per share(post-Reverse Stock Split), the Company agreed to issue 1,000 shares of common stock (post-Reverse Stock Split) valued at $209,000 as well as $100,000 in cash as part of a settlement agreement for a total value of $309,000.

On March 31, 2023, at the closing price of $484.00 per share(post-Reverse Stock Split), the Company issued 520 shares of common stock (post-Reverse Stock Split) as part of a settlement agreement for a total value of $251,680.

On January 16, 2023, at the closing price of $454 per share(post-Reverse Stock Split), the Company issued 79 shares of common stock (post-Reverse Stock Split) for stock-based compensation that had been accrued in 2023, for a total value of $36,029.

As of September 30, 2024 and December 31, 2023, 918,724 and 69,2 30 shares, respectively, of common stock (post-Reverse Stock Split) were issued and outstanding. No shares of preferred stock have been issued.

A holder of common stock is entitled to one vote for each share of common stock. The holders of common stock have no conversion, redemption or preemptive rights and shall be entitled to receive dividends when, as, and if declared by the board of directors. Upon dissolution, liquidation, or winding up of the Company, after payment or provision for payment of debts and other liabilities of the Company, subject to the rights, if any, of the holders of any class or series stock having a preference over the right to participate with common stock with respect to the distribution of assets of the Company upon such dissolution, liquidation, or winding up of the Company, the holders of common stock shall be entitled to receive the remaining assets of the Company available for distribution to its stockholders ratably in proportion to the number of shares of common stock held.

Since no shares of preferred stock have been issued, no rights and privileges of preferred stockholders have been defined.

Warrants/Options

During the nine months ending September 30, 2024, 7,535 warrants exercisable for 75 shares of common stock at $332.00 per share (post-Reverse Stock Split) were exercised using the cashless conversion option which resulted in the issuance of 16 shares of common stock. This leaves 514,290 warrants remaining convertible into 5,149  shares of common stock with an exercise price of $332.00 per share (post-Reverse Stock Split). As part of a settlement agreement on May 2, 2024, the Company agreed to modify the exercise price of 88,803 warrants convertible into 891 shares from $910.00 to $450.00 (post-Reverse Stock Split). In addition, 1,075,366 Series B Warrants exercisable for 28,710 shares at $0.10 per share were exercised using the cashless conversion option which resulted in the issuance of 28,366 shares of common stock (post-Reverse Stock Split and based on a $5.45 reset price). Another 17,762,165 Series B Warrants were exercised on a cash basis which resulted in the issuance of 314,226 shares of common stock (post-Reverse Stock Split and based on a $5.45 reset price). This leaves 38,662,470 Series B warrants remaining which are exercisable for 1,032,198 shares (post-Reverse Stock Split and post-Adjustment). None of the 115,000,000 Series A Warrants exercisable for 5,301,592 shares (post-Reverse Stock Split and assuming the Adjustment had occurred on September 30, 2024) had been exercised as of September 30, 2024.

During the nine months ended September 30, 2023, 15,000 warrants exercisable for 150 shares at $332.00 per share (post-Reverse Stock Split) were exercised on a cash basis which resulted in the issuance of 150 shares of common stock (post-Reverse Stock Split). In addition, 22,606 warrants exercisable for 226 shares at $332.00 per share were exercised using the cashless conversion option, which resulted in the issuance of 102 shares of common stock (post-Reverse Stock Split). This leaves 521,825 warrants remaining exercisable for 5,149 shares with an exercise price of $332.00 (post-Reverse Stock Split).

During the nine months ended September 30, 2023, 73,000 warrants exercisable for 730 shares at $290.00 per share (post-Reverse Stock Split) were exercised using the cashless conversion option which resulted in the issuance of 311 shares of common stock (post-Reverse Stock Split). This leaves 78,000 warrants remaining which are exercisable for 780 shares with an exercise price of $290.00 (post-Reverse Stock Split).

As of September 30, 2024 and December 31, 2023, a total of 765,295 and 772,830 warrants (Pre-Reverse Stock Split) were issued and outstanding, respectively. As of September 30, 2024 and December 31, 2023, a total of 30,000 options (Pre-Reverse Stock Split), which were not issued under a specified plan, were outstanding. Below is a summary of warrants and stock options issued and outstanding as of September 30, 2024:

Number of Warrants / Non-plan Options		Issuable Shares	Exercise Price per share	Weighted Average Remaining Life (Years)
38,662,470	(1)	1,032,198	$0.10	7.00
115,000,000	(2)	5,301,592	$5.206	4.99
780		780	$290.00	0.36
5,449	(3)	5,449	$332.00	7.01
891		891	$450.00	2.75
250		250	$500.00	1.11
599		599	$910.00	2.75
153,670,439		6,341,759

(1)	Series B Warrants are subject to reset pricing to determine the number of shares issuable.
(2)	Series A Warrants are subject to reset pricing to determine the number of shares issuable.
(3)	Includes 514,290 warrants and 30,000 non-plan options exercisable for 5,449 shares

See Note 11 – “Stockholders’ Equity” in the Company’s consolidated financial statements in Part IV of the Annual Report for further information regarding the Company’s outstanding warrants and stock options.

Equity Plans

As of September 30, 2024, the Company had adopted two stock-based compensation plans, the 2021 Incentive Award Plan and the 2021 Employee Stock Purchase Plan.

During the three months ended September 30, 2024, the Company granted 0 RSUs, granted 0 options, and canceled 23 options (post-Reverse Stock Split) under the 2021 Incentive Award Plan. During the nine months ended September 30, 2024, the Company granted 161 RSUs, granted 1,045 options, and canceled 73 options (post-Reverse Stock Split) under the 2021 Incentive Award Plan. The compensation costs that have been charged against operations were $106,604 and $189,831   for the three months ended September 30, 2024 and 2023, and were $545,527 and $189,831 for the nine months ended September 30, 2024 and 2023.

No shares have been issued to date under the 2021 Employee Stock Purchase Plan.

See Note 11 – “Stockholders’ Equity” in the Company’s consolidated financial statements in Part IV of the Annual Report for further information regarding the 2021 Incentive Award Plan and 2021 Employee Stock Purchase Plan.

2021 Incentive Award Plan

The purpose of the Company’s 2021 Incentive Award Plan is to enhance the Company’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to the Company by providing these individuals with equity ownership opportunities. Various stock-based awards may be granted under the 2021 Incentive Award Plan to eligible employees, consultants, and non-employee directors. The number of shares issued under the 2021 Incentive Award Plan is subject to limits and is adjusted annually. As of September 30, 2024, the aggregate number of shares that can be issued under the 2021 Incentive Award Plan is 17,958, of which 11,729 options and 649 RSUs (post-Reverse Stock Split) have been granted.

2021 Employee Stock Purchase Plan

The purpose of the Company’s 2021 Employee Stock Purchase Plan is to assist eligible employees of the Company in acquiring a stock ownership in the Company and to help such employees provide for their future security and to encourage them to remain in the employment of the Company. The 2021 Employee Stock Purchase Plan consists of a Section 423 Component and Non-Section 423 Component. The Section 423 Component is intended to qualify as an employee stock purchase plan and authorizes the grant of options. Options granted under the Non-Section 423 Component are granted pursuant to separate offerings containing sub-plans. Option awards are generally granted with an exercise price equal to 85% of the lesser of the fair market value of a share on (a) the applicable grant date and (b) the applicable exercise date, or such other price as designated by the administrator, provided that in no event shall the option price be less that the per share par value price. The maximum number of shares granted under the 2021 Employee Stock Purchase Plan may not exceed 25,000 shares (post-Reverse Stock Split).

The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical share price movements as adequate historical experience is not available to provide a reasonable estimate. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is calculated based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and have no foreseeable plans to pay dividends.

The Company has computed the fair value of all options granted through September 30, 2024 using the following assumptions:

Expected volatility	110.51%
Expected dividends	None
Expected term (in years)	4.87
Risk free rate	3.35%

The following table summarizes the Company’s stock option activity under the 2021 Incentive Award Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding at beginning of period	1,075,000	$3.77	—	$—
Granted	1,045	345.00	—	—
Exercised	—	—	—	—
Forfeited	72	345.00	—	—
Outstanding at end of period	11,729	$374.61	8.68	$—
Exercisable at end of period	10,309	$364.11	8.63	$—

(1)	The aggregate intrinsic value of options outstanding and options exercisable at beginning of period and as of September 30, 2024 is $0, as all options are out of the money.

During the three and nine months ended September 30, 2024, the weighted-average grant-date fair value of the options granted to employees and non-employees was $0 and $312,873, and was $0 and $0 for the three and nine months ended September 30, 2023. Unrecognized compensation expense related to employees and non-employees was $687,397 as of December 31, 2023. The options granted in May 2022 were vested 100% at time of grant. The options granted in August 2023 began to vest in equal quarterly installments beginning September 30, 2023 and ending June 30, 2026. The options granted in March 2024 vested 50% at time of grant with the remaining shares vesting in 12 equal consecutive quarterly installments commencing June 30, 2024 and becoming fully vested on March 31, 2027.

The following table summarizes the Company’s RSU activity under the 2021 Incentive Award Plan:

	Number of RSUs	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	36,585	$179,998
Granted	161	73,094
Vested	(509)	(244,994)
Forfeited	—	—
Nonvested as of September 30, 2024	18	$8,172

There was $97 of total unrecognized compensation cost related to non-vested RSUs that are expected to be recognized over a period of up to 0.00 years.

The fair value of the Prefunded and Series A and B warrants is calculated using a model that requires a number of assumptions, of which the most significant are the expected warrant term and volatility. The Prefunded warrants are valued using a Black Scholes analysis model. The Series A and B Warrants are valued for all dates using a Monte Carlo simulation.

The Company has computed the fair value of all Series A Warrants and Series B Warrants granted through September 30, 2024 using the following assumptions:

	Series A	Series B
Expected volatility	154.7%	154.7%
Expected dividends	None	None
Expected term (in years)	4.99	7.00
Risk free rate	4.43%	3.58%

Common Stock Reserved for Future Issuance

The following is a summary of common stock shares reserved for future issuance as of September 30, 2024:

Warrants	7,969
Warrants – Series A	5,301,592
Warrants – Series B	1,032,198
Stock Options – 2021 Incentive Award Plan	11,729
RSUs	21
Total shares of common stock reserved for future issuance	6,353,509

11. Stockholders’ Equity

The Company is authorized to issue an aggregate of 220,000,000 shares of capital stock, par value $0.001 per share, consisting of 200,000,000 shares of common stock and 20,000,000 shares of preferred stock. On March 31, 2023, at the closing price of $4.84 per share, the Company issued 52,000 shares of common stock as part of the settlement agreement with Mr. Sinha dated March 21, 2023, for a total value of $251,680. As of December 31, 2023 and December 31, 2022, 6,922,912 and 6,802,464 shares, respectively, of common stock were issued and outstanding. No shares of preferred stock have been issued.

A holder of common stock is entitled to one vote for each share of common stock. The holders of common stock have no conversion, redemption or preemptive rights and shall be entitled to receive dividends when, as, and if declared by the board of directors. Upon dissolution, liquidation, or winding up of the Company, after payment or provision for payment of debts and other liabilities of the Company, subject to the rights, if any, of the holders of any class or series stock having a preference over the right to participate with common stock with respect to the distribution of assets of the Company upon such dissolution, liquidation, or winding up of the Company, the holders of common stock shall be entitled to receive the remaining assets of the Company available for distribution to its stockholders ratably in proportion to the number of shares of common stock held.

Since no shares of preferred stock have been issued, no rights and privileges of preferred stockholders have been defined.

Initial Public Offering

On April 1, 2022, the Company completed an initial public offering (“IPO”). A total of 2,466,750 shares of common stock were sold at $7.00 per share in the IPO, for total gross proceeds of $17,267,250. The Company incurred IPO costs of $2,494,763 resulting in net proceeds of $14,772,487. Additionally, during the year ended December 31, 2022, the Company issued 35,714 shares of common stock at $7.00 per share to an outside third party in exchange for IPO services. The fair value of the shares of $249,998 were recorded as an increase to common stock of $36 (35,714 shares at $.001 par value) and additional paid in capital of $249,962 and a corresponding reduction to additional paid in capital of $249,998, resulting in a net decrease in additional paid in capital of $36.

Warrants/Options

On August 10, 2023, the Company issued 25,000 warrants to their investor relations firm in accordance with a letter of engagement signed July 22, 2022, to purchase 25,000 shares of common stock at an exercise price of $5.00 per share. The warrants expire two years from the date of grant on August 9, 2025. The fair value of the warrants was determined at date of issuance using the Black-Scholes option-pricing model and following assumptions: per share price of common stock on date of grant $5.20, expected dividend yield of 0%, expected volatility of 88%, risk-free interest rate of 4.82% and expected life based on contractual life of two years. The fair value of $65,045 was recorded as an increase in additional paid-in capital and expensed to Legal and Professional Services.

On April 1, 2022, the Company issued warrants to IPO underwriters to purchase 599 shares of common stock at an exercise price of $9.10 per share. The warrants are exercisable 180 days after the date of grant on September 27, 2022 and expire five years from the date of grant on March 31, 2027. The fair value of the warrants was determined at date of issuance using the Black-Scholes option-pricing model and the following assumptions: per share price of common stock on date of grant of $7.00, expected dividend yield of 0%, expected volatility of 110.03%, risk-free interest rate of 2.55% and expected life based on contractual life of five years. The fair value of $916,238 was recorded as an increase in additional-paid-in capital and a reduction to additional paid-in capital since the warrants were issued as IPO fees to underwriters, resulting in a zero impact to additional paid-in capital.

During the year ended December 31, 2023, 15,000 warrants exercisable at $3.32 per share were exercised on a cash basis which resulted in the issuance of 15,000 shares of common stock. In addition, 22,606 warrants exercisable at $3.32 per share were exercised using the cashless conversion option, which resulted in the issuance of 10,151 shares of common stock. This leaves 521,825 warrants remaining with an exercise price of $3.32.

During the year ended December 31, 2023, 73,000 warrants exercisable at $2.90 per share were exercised using the cashless conversion option which resulted in the issuance of 31,102 shares of common stock. This leaves 78,000 warrants remaining with an exercise price of $2.90.

As of December 31, 2023 and December 31, 2022, a total of 772,830 and 858,436 warrants were issued and outstanding, respectively. As of December 31, 2023 and December 31, 2022, a total of 30,000 options, which were not issued under a specified plan, were outstanding. As of December 31, 2023, below is a summary of the various warrants/options issued and outstanding:

Number of Warrants/Non-Plan Options	Exercise Price	Weighted Average Remaining Life (Yrs)
25,000	$5.00	1.61
521,825	$3.32	7.90
78,000	$2.90	0.86
30,000	$3.32	0.86
148,005	$9.10	3.25
802,830

Stock Option Plans

As of December 31, 2023, the Company had adopted two stock-based compensation plans, the 2021 Incentive Award Plan and the 2021 Employee Stock Purchase Plan, both of which are described below and became effective upon the initial public offering. On May 2, 2022, the Company granted 829,500 options and on August 23, 2023, the Company granted 245,500 options and 48,780 restricted stock units (“RSUs”) under the 2021 Incentive Award Plan. On October 31, 2023, 12,195 RSUs became fully vested. No shares have been issued to date under the 2021 Employee Stock Purchase Plan. The compensation cost that has been charged against operations was $2,114,529 for the year ended December 31, 2022 and $495,320 for the year ended December 31, 2023.

2021 Incentive Award Plan

The purpose of the Company’s 2021 Incentive Award Plan is to enhance the Company’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to the Company by providing these individuals with equity ownership opportunities. Various stock-based awards may be granted under the 2021 Incentive Award Plan to eligible employees, consultants, and non-employee directors. The number of shares issued under the 2021 Incentive Award Plan is subject to limits and is adjusted annually. No more than 1,000,000 shares may be issued pursuant to the exercise of incentive stock options. The aggregate share limit will be subject to an annual increase on the first day of each calendar year ending on and including January 1, 2031, by a number of shares equal to the lesser of (i) a number equal to 5% of the aggregate number of shares of the Company's common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares as is determined by the Company's board or committee. As of December 31, 2023, the aggregate number of shares that can be issued under the 2021 Incentive Award Plan is 1,199,623, of which 1,075,000 options and 48,780 RSUs have been granted. The number of shares granted, the exercise price, and the terms will be determined at date of grant; however, the exercise price shall not be less than 100% of the fair value on the grant date (110% for options granted to greater than 10% stockholders, except for options granted to Mr. Yozamp in August 2023, which were at 100%) and the term shall not exceed ten years.

2021 Employee Stock Purchase Plan

The purpose of the Company’s 2021 Employee Stock Purchase Plan is to assist eligible employees of the Company in acquiring a stock ownership in the Company and to help such employees provide for their future security and to encourage them to remain in the employment of the Company. The 2021 Employee Stock Purchase Plan consists of a Section 423 Component and Non-Section 423 Component. The Section 423 Component is intended to qualify as an employee stock purchase plan and also authorizes the grant of options. Options granted under the Non-Section 423 Component shall be granted pursuant to separate offerings containing sub-plans. The Company may make one or more offerings under the 2021 Employee Stock Purchase Plan. The duration and timing of each offering period may be established or changed by the board, but in no event may an offering period exceed 27 months and in no event may the purchase period for the option exceed the duration of the offering period under which it is established. On each exercise date for an offering period, each participant shall automatically be deemed to have exercised the option to purchase the largest number of whole shares which can be purchased under the offering. Option awards are generally granted with an exercise price equal to 85% of the lesser of the fair market value of a share on (a) the applicable grant date and (b) the applicable exercise date, or such other price as designated by the administrator, provided that in no event shall the option price be less that the per share par value price. The maximum number of shares granted under the 2021 Employee Stock Purchase Plan shall not exceed 2,500,000 shares.

The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical share price movements as adequate historical experience is not available to provide a reasonable estimate. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is calculated based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and have no foreseeable plans to pay dividends.

The Company has computed the fair value of all options granted during the year ended December 31, 2022 using the following assumptions:

Expected volatility	109.48% - 113.32%
Expected dividends	None
Expected term (in years)	2.5 - 5.01
Risk free rate	2.83% - 3.01%

The Company has computed the fair value of the 245,500 options granted during the year ended December 31, 2023 using the following assumptions:

Expected volatility	105.27%
Expected dividends	None
Expected term (in years)	6.0
Risk free rate	4.33%

The following table summarizes the Company’s stock option activity under the 2021 Incentive Award Plan:

(in thousands except number of options and per options data)	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at beginning of period	829,500	$3.43	-	$1,622,855
Granted	245,500	4.92	-	115,385
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at end of period	1,075,000	$3.77	9.39	$1,738,240
Exercisable at end of period	929,165	$3.59	9.35	$1,669,697

During the years ended December 31, 2023 and 2022, the weighted-average grant-date fair value of the options granted to employees and non-employees was $998,915 and $2,114,552, respectively. Unrecognized compensation expense related to employees and non-employees was $627,844 as of December 31, 2023. The options granted in May 2022 were vested 100% at time of grant. The options granted in August 2023 began to vest in equal quarterly installments beginning September 30, 2023 and ending June 30, 2026.

The following table summarizes the Company’s RSU activity under the 2021 Incentive Award Plan:

(in thousands except number of options and per options data)	Number of restricted stock awards		Weighted average grant-date fair value
Nonvested at beginning of year	-	$	-
Granted	48,780		239,998
Vested	12,195		59,999
Forfeited	-		-
Nonvested at end of year	36,585	$	179,998

There was $115,748 of total unrecognized compensation cost related to non-vested RSUs that are expected to be recognized over a period of up to 0.70 years.

Common Stock Reserved for Future Issuance

The following is a summary of common stock shares reserved for future issuance as of December 31, 2023:

Exercise of warrants	772,830
Exercise of options unrelated to any Plan	30,000
Exercise of stock options - 2021 Incentive Award Plan	1,075,000
Exercise of restricted stock units - 2021 Incentive Award Plan	36,585
Total shares of common stock reserved for future issuances	1,914,415